9 Investment in associate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Current assets	R$ 1,405,501	R$ 1,111,765
Non-current assets	3,387,592	1,800,688
Current liabilities	(589,379)	(333,229)
Non-current liabilities	(1,369,934)	(465,498)
Equity	2,833,780	2,113,726	R$ 590,354	R$ 46,762
Net revenue	1,201,191	750,630	333,935
Cost of services	(434,654)	(308,853)	(168,052)
General and administrative expenses	402,855	239,120	70,034
Finance result	(62,290)	(51,689)	(10,428)
Income before income taxes	335,054	186,937	98,722
Income taxes expenses	27,067	14,175	3,988
Net income for the period (March 29 to December 31, 2019)	307,987	172,762	94,734
Opening balance	45,634
Closing balance	51,410	45,634
Associates [Member]
Disclosure of associates [line items]
Current assets	55,413	26,762
Non-current assets	82,575	77,031
Current liabilities	(34,531)	(29,328)
Non-current liabilities	(76,132)	(66,294)
Equity	27,325	8,171
Company's share in equity - 30%	8,227	2,451
Goodwill	43,183	43,183
Carrying amount of the investment	51,410	45,634
Net revenue	113,965	85,816
Cost of services	(55,926)	(39,459)
General and administrative expenses	(27,341)	(29,476)
Finance result	(4,882)	(4,121)
Income before income taxes	25,816	12,760
Income taxes expenses	(252)	(2,275)
Net income for the period (March 29 to December 31, 2019)	25,564	10,485
Company share of profit	7,698	2,362
Opening balance	45,634
Acquisition of minority interest (15%) in March 2019		24,458
Acquisition of additional minority interest (15%) in June 2019		24,457
Dividends receivable (included in Other assets)	(1,922)	(5,643)
Share of profit from March 29 to December 31, 2019	7,698	2,362
Closing balance	R$ 51,410	R$ 45,634